SCHEDULE OF AMOUNTS RECEIVABLE (Details) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Amounts Receivable
Trade accounts receivable	$ 610,443	$ 1,343,795
Taxes receivable	39,169	745,170
Trade and other receivables	$ 649,612	$ 2,088,965